Operating Lease Liabilities - Schedule of Supplemental Information Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Information Operating Lease Liabilities [Abstract]
Weighted average remaining lease term (in years)	1 year 4 months 6 days	1 year 4 months 9 days
Weighted average discount rate %	48.00%	40.00%
Cash paid for operating leases	$ (858,393)	$ (985,506)
Total	$ (858,393)	$ (985,506)